Restatement of 30 June 2024 balances	12 Months Ended
Jun. 30, 2024
Restatement Of 30 June 2024 Balances
Restatement of 30 June 2024 balances

31. Restatement of 30 June 2024 balances

During the preparation of the consolidated financial statements for the half year ended December 31, 2024, a misstatement relating to employee service related Tranche 1 performance rights was identified. As at June 30, 2024, the performance conditions relating to the Tranche 1 rights had not been met. At June 30, 2024, the accumulative balance recorded in relation to the employee service rights should have been reversed through the profit or loss in accordance with IFRS 2 “Share-based Payments”. A restatement relating to the share-based payment expense and the share-based payment reserve to accurately reflect the impact has been recognised in these re-issued Consolidated Financial Statements as follows:

	30 June 2024	Increase / (decrease)	30 June 2024 Restated
Employee benefits expense	3,238,568	(1,047,436)	2,191,132
Share option reserve (Note 22)	2,801,886	(1,047,436)	1,754,450
Accumulated losses	48,202,837	(1,047,436)	47,155,401

Loss before income tax benefit	2,988,469	(1,047,436)	1,941,033
Loss after income tax benefit	2,988,469	(1,047,436)	1,941,033
Total equity	3,311,730	-	3,311,730

Impact on the basic and diluted loss earnings per share increase/(decrease) in earnings per share
Basic and diluted loss for the year attributable to equity holders	2.30	(0.81)	1.49